Dollar [Member] Investment Objectives and Goals - Dollar - TREASURY TRUST FUND	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About Treasury Trust Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.